Borrowings and derivative financial instrument - Market risk (Details) R in Millions, $ in Billions			12 Months Ended
	Apr. 06, 2023 USD ($)	Oct. 25, 2019 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2022 R / $	Dec. 31, 2022 R / €	Dec. 31, 2020 ZAR (R)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				R 22,728	R 20,298		R 36,618						R 18,383
R5.5 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				0	0		4,000						0
Term of facility		3 years
Face amount of debt		R 5,500					5,500
US$1 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				0	R 0		0						R 0
Term of facility	3 years
Face amount of debt | $	$ 1.0					$ 1.0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate					15.94			18.57	20.53	12.66	17.03	18.22
Decrease in profit due to decrease in exchange rate			R 25	31	R 50
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount exposed to risk				2,424	1,416		R 6,873
Change in interest expense for downward change by 1.5% in interest rate			(103)	36	21
Change in interest expense for downward change by 1% in interest rate			(69)	24	14
Change in interest expense for downward change by 0.5% in interest rate			(34)	12	7
Change in interest expense for upward change by 0.5% in interest rate			34	(12)	(7)
Change in interest expense for upward change by 1% in interest rate			69	(24)	(14)
Change in interest expense for upward change by 1.5% in interest rate			R 103	(36)	(21)
Interest rate risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			1 month
Interest rate risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			3 months
Interest rate risk | JIBAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			R (60)	0	0
Change in interest expense for downward change by 1% in interest rate			(40)	0	0
Change in interest expense for downward change by 0.5% in interest rate			(20)	0	0
Change in interest expense for upward change by 0.5% in interest rate			20	0	0
Change in interest expense for upward change by 1% in interest rate			40	0	0
Change in interest expense for upward change by 1.5% in interest rate			60	0	0
Interest rate risk | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			(43)	36	21
Change in interest expense for downward change by 1% in interest rate			(29)	24	14
Change in interest expense for downward change by 0.5% in interest rate			(14)	12	7
Change in interest expense for upward change by 0.5% in interest rate			14	(12)	(7)
Change in interest expense for upward change by 1% in interest rate			29	(24)	(14)
Change in interest expense for upward change by 1.5% in interest rate			R 43	R (36)	R (21)